Submission	Oct. 11, 2024
Submission [Line Items]
Central Index Key	0001544206
Registrant Name	CARLYLE SECURED LENDING, INC.
Registration File Number	333-278993
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES